Concentrations of Risk (Details) - Schedule of Related Net Loans Receivable Balance as a Percentage of Total Loans Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Concentrations of Risk (Details) - Schedule of Related Net Loans Receivable Balance as a Percentage of Total Loans Receivable [Line Items]
Percentage of total combined loans receivables	31.10%	31.00%
Customer E [Member]
Concentrations of Risk (Details) - Schedule of Related Net Loans Receivable Balance as a Percentage of Total Loans Receivable [Line Items]
Percentage of total combined loans receivables	37.30%	37.40%
Customer F [Member]
Concentrations of Risk (Details) - Schedule of Related Net Loans Receivable Balance as a Percentage of Total Loans Receivable [Line Items]
Percentage of total combined loans receivables	31.60%	31.60%